BORROWINGS - Loans from banks and financial institutions (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
BORROWINGS
Total bank and other loans	₽ 221,113	₽ 159,384
Less: current portion	(13,312)	(43,809)
Total bank and other loans, non-current	207,801	115,575
Sberbank | Russian Rubles
BORROWINGS
Total bank and other loans	₽ 85,001	103,832
Sberbank | Russian Rubles | Central Bank key rate | Minimum
BORROWINGS
Interest rate	5.99%
Sberbank | Russian Rubles | Central Bank key rate | Maximum
BORROWINGS
Interest rate	10.00%
VTB | Russian Rubles
BORROWINGS
Total bank and other loans	₽ 129,091	43,893
VTB | Russian Rubles | Central Bank key rate | Minimum
BORROWINGS
Interest rate	4.75%
VTB | Russian Rubles | Central Bank key rate | Maximum
BORROWINGS
Interest rate	(5.50%)
Subsidized loans | Russian Rubles
BORROWINGS
Total bank and other loans	₽ 1,845
Subsidized loans | Russian Rubles | Central Bank key rate | Minimum
BORROWINGS
Interest rate	1.75%
Subsidized loans | Russian Rubles | Central Bank key rate | Maximum
BORROWINGS
Interest rate	2.85%
Related party loans | Russian Rubles
BORROWINGS
Total bank and other loans	₽ 1,803	688
Related party loans | Russian Rubles | Central Bank key rate | Minimum
BORROWINGS
Interest rate	4.25%
Related party loans | Russian Rubles | Central Bank key rate | Maximum
BORROWINGS
Interest rate	8.70%
Other | Russian Rubles
BORROWINGS
Total bank and other loans	₽ 3,373	₽ 10,971